Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2025 USD ($)	Oct. 01, 2024 HKD ($)	Oct. 01, 2024 USD ($)	Mar. 31, 2024 USD ($)	Apr. 01, 2023 HKD ($)	Apr. 01, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Operating segment	1	1
Convenience translation rate per share | (per share)	$ 7.7784	$ 1
Time deposits	$ 1,742,536		$ 2,122,286		$ 223,979
Maturity period	5 years				5 years
Coverage limit	$ 500,000				$ 64,268	$ 800,000	$ 102,829
Cash and cash equivalent	942,808		1,622,286		121,185
Credit loss allowance for accounts receivable	806		225	$ 241,959	104			$ 29
Credit loss allowance for other receivables	1,288		729	151,916	166			$ 94
Deferred charge	1,145,325	$ 147,216	5,845,071	3,936,449
Deferred IPO costs	$ 13,992,092		12,846,767		$ 1,798,493
Contributions percentage	5.00%	5.00%
Lease term	12 months				12 months
Operating lease expense	$ 281,376	$ 36,167	302,870	$ 304,824
CECL Model [Member]
Summary of Significant Accounting Policies [Line Items]
Credit loss allowance for accounts receivable	806		225		$ 104				$ 189,671	$ 24,236
Credit loss allowance for other receivables	1,288		$ 729		$ 166				$ 125,657	$ 16,057
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income	7,000
Employee’s monthly income increase	1,500
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income	30,000
Employee’s monthly income increase	$ 30,000
Customer Concentration Risk [Member] | Client A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			17.40%
Customer Concentration Risk [Member] | Client A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	14.80%	14.80%	16.00%	15.40%
Customer Concentration Risk [Member] | Client B [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			13.90%
Customer Concentration Risk [Member] | Client B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	10.10%	10.10%
Customer Concentration Risk [Member] | Client C [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			13.90%
Customer Concentration Risk [Member] | Client C [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	10.10%	10.10%
Customer Concentration Risk [Member] | Client D [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			10.10%
Customer Concentration Risk [Member] | Client F [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			28.00%
Customer Concentration Risk [Member] | Client F [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	20.50%	20.50%
Customer Concentration Risk [Member] | Client G [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			10.10%
Customer Concentration Risk [Member] | Client H [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	10.10%	10.10%